UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8338

Western Asset Emerging Markets Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2007

WESTERN ASSET EMERGING MARKETS
FLOATING RATE FUND INC.

FORM N-Q

November 30, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited)	November 30, 2007

Face Amount†		Security	Value
SOVEREIGN BONDS — 51.5%
Argentina — 4.5%
		Republic of Argentina:
1,174,000		Bonds, Series VII, 7.000% due 9/12/13	$1,004,194
1,625,341		Discount Notes, 8.280% due 12/31/33	1,576,580
		Total Argentina	2,580,774
Brazil — 7.8%
3,355,000		Federative Republic of Brazil, 11.000% due 8/17/40 (a)	4,508,281

Colombia — 4.6%
		Republic of Colombia:
1,500,000		9.244% due 3/17/13 (b)(c)	1,621,875
1,010,000		6.678% due 11/16/15 (b)	1,050,400
		Total Colombia	2,672,275
Ecuador — 1.5%
865,000		Republic of Ecuador, 10.000% due 8/15/30 (c)	839,050

Indonesia — 2.6%
		Republic of Indonesia:
3,745,000,000	IDR	Series FR40, 11.000% due 9/15/25	392,680
3,057,000,000	IDR	Series FR42, 10.250% due 7/15/27	298,597
4,774,000,000	IDR	Series FR43, 10.250% due 7/15/22	481,718
3,610,000,000	IDR	Series FR45, 9.750% due 5/15/37	329,328
		Total Indonesia	1,502,323
Mexico — 12.5%
7,200,000		United Mexican States, Medium-Term Notes, Series A, 5.943% due 1/13/09 (a)(b)	7,218,000

Panama — 3.2%
		Republic of Panama:
1,038,000		7.250% due 3/15/15	1,143,876
647,000		6.700% due 1/26/36	680,968
		Total Panama	1,824,844
Peru — 0.3%
186,000		Republic of Peru, Bonds, 6.550% due 3/14/37	194,370

Russia — 2.9%
1,625,072		Russian Federation, 8.250% due 3/31/10 (c)	1,690,075

Turkey — 6.4%
3,778,000		Republic of Turkey, Notes, 6.875% due 3/17/36 (a)	3,721,330

Uruguay — 0.4%
200,134		Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	220,648

Venezuela — 4.8%
		Bolivarian Republic of Venezuela:
270,000		5.750% due 2/26/16	211,612
2,780,000		Collective Action Securities, 6.180% due 4/20/11 (b)(c)	2,543,702
		Total Venezuela	2,755,314
		TOTAL SOVEREIGN BONDS (Cost — $29,505,332)	29,727,284

COLLATERALIZED SENIOR LOANS — 0.2%
United States — 0.2%
17,403		Ashmore Energy International, Synthetic Revolving Credit Facility, 8.260% due 3/30/14 (b)	16,794

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face Amount†	Security	Value
United States — 0.2% (continued)
131,178	Ashmore Energy International, Term Loan, 8.198% due 3/30/14 (b)	$126,587
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $148,242)	143,381
CORPORATE BONDS & NOTES — 43.0%
Brazil — 5.6%
410,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (c)	397,700
299,000	GTL Trade Finance Inc., 7.250% due 10/20/17 (c)	306,521
150,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (c)	151,875
	Vale Overseas Ltd., Notes:
471,000	8.250% due 1/17/34	564,230
1,732,000	6.875% due 11/21/36	1,809,091
	Total Brazil	3,229,417
Colombia — 0.2%
100,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (c)	101,850

India — 0.2%
114,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(c)	101,266

Kazakhstan — 3.9%
330,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (c)	334,537
310,000	HSBK Europe BV, 7.250% due 5/3/17 (c)	269,313
	TuranAlem Finance BV, Bonds:
1,520,000	6.550% due 1/22/09 (b)(c)	1,393,460
310,000	8.250% due 1/22/37 (c)	247,225
	Total Kazakhstan	2,244,535
Mexico — 12.6%
	Axtel SAB de CV:
10,000	7.625% due 2/1/17 (c)	9,900
280,000	Senior Notes, 7.625% due 2/1/17 (c)	277,200
100,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	106,000
	Pemex Project Funding Master Trust:
910,000	6.994% due 6/15/10 (b)(c)	921,375
527,000	6.994% due 6/15/10 (b)(c)	533,930
	Senior Notes:
3,379,000	6.180% due 12/3/12 (a)(b)(c)	3,349,434
2,110,000	6.180% due 12/3/12 (b)(c)	2,091,537
	Total Mexico	7,289,376
Russia — 9.9%
150,000	Gazprom, Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (c)	144,345
150,000	LUKOIL International Finance BV, 6.356% due 6/7/17 (c)	142,875
2,000,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (c)	2,299,492
	TNK-BP Finance SA:
490,000	7.500% due 7/18/16 (c)	474,761
540,000	Senior Notes, 7.875% due 3/13/18 (c)	533,925
140,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (c)	142,128
2,000,000	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 5.494% due 8/1/08 (b)(c)	1,981,154
	Total Russia	5,718,680
Thailand — 2.0%
	True Move Co., Ltd.:

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face Amount†		Security	Value
Thailand — 2.0% (continued)
570,000		10.750% due 12/16/13 (c)	$580,313
550,000		10.750% due 12/16/13 (c)	569,250
		Total Thailand	1,149,563
United Kingdom — 4.1%
2,306,683		HSBC Bank PLC, 7.000% due 11/1/11	2,391,385

United States — 1.1%
610,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	660,325

Venezuela — 3.4%
1,869,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	1,934,415

		TOTAL CORPORATE BONDS & NOTES (Cost — $25,054,679)	24,820,812
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $54,708,253)	54,691,477

SHORT-TERM INVESTMENTS — 5.3%
Sovereign Bonds — 4.9%
		Egypt Treasury Bills, Series 364:
14,200,000	EGP	Zero coupon bond to yield 8.290% due 8/26/08	2,433,882
2,150,000	EGP	Zero coupon bond to yield 7.600% due 11/25/08 (d)	361,212
		Total Sovereign Bonds (Cost — $2,729,145)	2,795,094
U.S. Government Agency — 0.4%
245,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.111% - 5.203% due 3/17/08 (e)(f) (Cost - $241,428)	242,024
		TOTAL SHORT-TERM INVESTMENTS (Cost — $2,970,573)	3,037,118
		TOTAL INVESTMENTS — 100.0% (Cost — $57,678,826#)	57,728,595

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated for swap contracts and open futures contracts.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
EGP - Egyptian Pound
IDR - Indonesian Rupiah
OJSC - Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Floating Rate Fund Inc. (the “Fund”) was incorporated in Maryland on January 21, 1994 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets plus any borrowings for investment purposes in floating rate debt securities of emerging market sovereign and corporate issuers, including fixed rate securities with respect to which the Fund has entered into interest rate swaps to effectively convert the fixed rate interest payments received into floating rate interest payments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments.  Foreign denominated futures, variation margins are not settled daily.  The Fund recognizes an unrealized gain or loss equal to the fluctuation in value.  When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Interest Rate Swaps. In order to manage interest rate sensitivity (duration), the Fund has entered into interest rate swap agreements with JPMorgan Chase Bank (counterparty) pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 3-month and 6-month LIBOR, based on notional principal amount for each swap agreement.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have

Notes to Schedule of Investments (unaudited) (continued)

disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,389,276
Gross unrealized depreciation	(1,339,507)
Net unrealized appreciation	$49,769

At November 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury, 10-Year Notes	87	03/08	$9,839,260	$9,848,672	$(9,412)
U.S. Treasury, 10-Year Notes	59	12/07	6,442,275	6,721,390	(279,115)
Net Unrealized Loss on Open Futures Contracts					$(288,527)

At November 30, 2007, the Fund held the following interest rate swap contracts:

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	12/29/04
Notional Amount:	$16,000,000
Payments Made by Fund:	Fixed Rate 6.130%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	12/28/10
Unrealized Depreciation	$(996,069)

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	3/3/05
Notional Amount:	$4,120,000
Payments Made by Fund:	Fixed Rate 4.805%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	3/3/15
Unrealized Depreciation	$(99,795)

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	8/22/07
Notional Amount:	$5,000,000
Payments Made by Fund:	Fixed Rate 5.063%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	8/22/12
Unrealized Depreciation	$(195,050)

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Floating Rate Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  January 28, 2008